Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trading
Trading, Amortized cost	$ 5,724,000	$ 5,724,000
Trading, Gross unrealized gains	1,176,000	1,616,000
Trading, Gross unrealized losses	(405,000)	(516,000)
Trading, Fair value	6,495,000	6,824,000
Available-for-sale
Available-for-sale, Amortized cost	2,226,377,000	3,333,175,000
Available-for-sale, Gross unrealized gains	3,380,000	9,560,000
Available-for-sale, Gross unrealized losses	(47,008,000)	(25,295,000)
Available-for-sale, Fair value	2,182,749,000	3,317,440,000
Held-to-maturity
Held-to-maturity, Amortized cost	2,066,120,000	1,381,955,000
Held-to-maturity, Gross unrealized gains	5,012,000	4,813,000
Held-to-maturity, Gross unrealized losses	(34,918,000)	(9,414,000)
Held-to-maturity, fair value	2,036,214,000	1,377,354,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Trading
Trading, Amortized cost	5,724,000	5,724,000
Trading, Gross unrealized gains	1,176,000	1,616,000
Trading, Gross unrealized losses	(405,000)	(516,000)
Trading, Fair value	6,495,000	6,824,000
US government and federal agencies
Available-for-sale
Available-for-sale, Amortized cost	1,820,808,000	2,720,581,000
Available-for-sale, Gross unrealized gains	3,355,000	8,924,000
Available-for-sale, Gross unrealized losses	(37,656,000)	(20,401,000)
Available-for-sale, Fair value	1,786,507,000	2,709,104,000
Held-to-maturity
Held-to-maturity, Amortized cost	2,066,120,000	1,381,955,000
Held-to-maturity, Gross unrealized gains	5,012,000	4,813,000
Held-to-maturity, Gross unrealized losses	(34,918,000)	(9,414,000)
Held-to-maturity, fair value	2,036,214,000	1,377,354,000
Non-US governments debt securities
Available-for-sale
Available-for-sale, Amortized cost	25,804,000	26,516,000
Available-for-sale, Gross unrealized gains	19,000	118,000
Available-for-sale, Gross unrealized losses	(398,000)	(386,000)
Available-for-sale, Fair value	25,425,000	26,248,000
Corporate debt securities
Available-for-sale
Available-for-sale, Amortized cost	80,177,000	243,999,000
Available-for-sale, Gross unrealized gains	0	153,000
Available-for-sale, Gross unrealized losses	(1,464,000)	(780,000)
Available-for-sale, Fair value	78,713,000	243,372,000
Asset-backed securities - Student loans
Available-for-sale
Available-for-sale, Amortized cost	13,290,000	13,290,000
Available-for-sale, Gross unrealized gains	0	0
Available-for-sale, Gross unrealized losses	(664,000)	(797,000)
Available-for-sale, Fair value	12,626,000	12,493,000
Commercial mortgage-backed securities
Available-for-sale
Available-for-sale, Amortized cost	125,806,000	142,740,000
Available-for-sale, Gross unrealized gains	6,000	56,000
Available-for-sale, Gross unrealized losses	(2,603,000)	(1,296,000)
Available-for-sale, Fair value	123,209,000	141,500,000
Residential mortgage-backed securities
Available-for-sale
Available-for-sale, Amortized cost	160,492,000	186,049,000
Available-for-sale, Gross unrealized gains	0	309,000
Available-for-sale, Gross unrealized losses	(4,223,000)	(1,635,000)
Available-for-sale, Fair value	$ 156,269,000	$ 184,723,000